Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue:
Oil sales, natural gas and other product sales			$ 8,658,000	$ 1,032,000	$ 3,435,000	$ 396,000
Costs and expenses:
Production costs			2,364,000	365,000	1,247,000	195,000
Production taxes			420,000	54,000	(167,000)	28,000
General and administrative			25,600,000	5,169,000	14,570,000	7,930,000
Depreciation, depletion, accretion and amortization			2,504,000	562,000	1,566,000	574,000
Accretion of asset retirement obligations			44,000	6,000	132,000	10,000
Impairment of evaluated oil and gas properties					4,718,000	24,478,000
Total costs and expenses			30,888,000	6,150,000	22,066,000	33,215,000
Loss from operations			(22,230,000)	(5,118,000)	(18,631,000)	(32,819,000)
Operating Expenses:
Operating loss			(22,230,000)	(5,118,000)	(18,631,000)	(32,819,000)
Other income (expenses):
Other income					90,000	3,000
Other income (expenses)			(133,000)	245,000
Inducement expense			0	(5,127,000)
Change in fair value of derivative liabilities			(2,073,000)	(97,000)
Change in fair value of conditionally redeemable 6% preferred stock			(41,000)	(778,000)	(701,000)	514,000
Interest expense			(7,427,000)	(3,603,000)	(4,924,000)	(1,697,000)
Debt conversion inducement expense			0	(5,127,000)	(8,307,000)	0
Gain on extinguishment of debt			0	250,000	250,000	0
Gain (loss) in fair value of derivative instruments			(2,073,000)	125,000	(1,222,000)	1,638,000
Gain on modification of convertible debts					602,000	0
Total other expenses			(9,674,000)	(9,360,000)	(14,212,000)	458,000
Deferred income taxes					(3,095,000)	(11,474,000)
Income tax (expense) benefit:
Total income tax expenses					0	0
Net loss			(31,904,000)	(14,478,000)	(32,843,000)	(32,361,000)
Dividends on redeemable preferred stock			(122,000)	(60,000)	(407,000)	(120,000)
Dividend on Series A Convertible Preferred Stock			0	(287,000)	(8,506,000)	(600,000)
Loss on extinguishment of Series A Convertible Preferred Stock			0	(540,000)	(540,000)	0
Dividends and deemed dividends on Series B Convertible Preferred Stock			(4,635,000)	(7,906,000)
Net loss attributable to common shareholders			$ (36,661,000)	$ (23,271,000)	$ (42,296,000)	$ (33,081,000)
Net loss per common share basic and diluted			$ (1.07)	$ (6.78)	$ (3.73)	$ (12.13)
Weighted average common shares outstanding:
Basic and diluted			34,282,784	3,431,122	11,328,252	2,726,775
Brushy Resources, Inc [Member]
Revenue:
Oil, natural gas, and related product sales	$ 1,232,000	$ 2,757,000				$ 8,606,606	$ 20,172,792
Costs and expenses:
Depreciation and depletion	718,000	2,507,000				22,510,290	10,140,152
Lease operating	908,000	1,126,000				3,677,845	5,457,471
Selling, general and administration	684,000	1,342,000
Professional fees	674,000	211,000				1,041,527	986,774
Production taxes	59,000	103,000				369,317	695,693
General and administrative						3,938,291	3,876,698
Accretion of asset retirement obligations	63,000	63,000				187,183	319,703
Exploration Expense	0	21,000				49,531	80,853
Impairment of evaluated oil and gas properties	0	0				55,753,481	4,428,378
Gain (Loss) on Disposition of Assets						(2,375,333)	(2,115,967)
Total costs and expenses						85,152,132	23,869,435
Loss from operations	(1,874,000)	(2,616,000)				(76,545,526)	(3,696,643)
Operating Expenses:
Total Operating Expenses	3,106,000	5,373,000
Operating loss	(1,874,000)	(2,616,000)				(76,545,526)	(3,696,643)
Other income (expenses):
Other income (expenses)						(396,793)	0
Inducement expense						1,270,000	2,066,000
Interest expense	(1,100,000)	(773,000)				(4,149,251)	(2,617,481)
Change in fair value of derivative contracts	(733,000)	(202,000)				(1,032,955)	1,880,107
Settlement expense	(350,000)	0
Realized gain from derivative contracts	732,000	616,000				2,302,860	185,891
Total other expenses	(1,451,000)	(361,000)				(3,276,139)	(551,483)
Loss on sales of assets	0	(2,000)
Loss before income taxes	(3,325,000)	(2,977,000)				(79,821,665)	(4,248,126)
Deferred income taxes	0	288,000				14,039,742	1,502,671
Income tax (expense) benefit:
Current income taxes (expense) benefit						17,157	(15,465)
Total income tax expenses						14,056,899	1,487,206
Net loss	$ (3,325,000)	$ (2,689,000)				$ (65,764,766)	$ (2,760,920)
Net loss per common share basic and diluted	$ (0.26)	$ (0.22)				$ (5.20)	$ (0.22)
Weighted average common shares outstanding:
Basic and diluted	12,711,986	12,482,711				12,655,467	12,362,336